Accounting Policies (Details) - Schedule of Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Freehold buildings [Member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	50 years
Leasehold Improvements [Member] | Bottom of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Leasehold Improvements [Member] | Top of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	50 years
Fixtures and Fittings [Member] | Bottom of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Fixtures and Fittings [Member] | Top of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	15 years
Computer Equipment [Member] | Bottom of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	1 year
Computer Equipment [Member] | Top of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Subscription vehicles [Member] | Bottom of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	1 year
Subscription vehicles [Member] | Top of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	13 years
Other Motor Vehicles [Member] | Bottom of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	1 year
Other Motor Vehicles [Member] | Top of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Plant and Machinery [Member] | Bottom of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Plant and Machinery [Member] | Top of range [member]
Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	15 years